INVESTMENT IN AVAILABLE FOR SALE MARKETABLE SECURITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
INVESTMENT IN AVAILABLE FOR SALE MARKETABLE SECURITIES
NOTE 3 - INVESTMENT IN AVAILABLE FOR SALE MARKETABLE SECURITIES

NOTE 3 - INVESTMENT IN AVAILABLE FOR SALE MARKETABLE SECURITIES

The Company’s investment in marketable equity securities is being held for an indefinite period. Cost basis of marketable securities held as of September 30, 2021 and December 31, 2020 were $42,720 for both periods and accumulated unrealized losses were $42,720 and $41,296 as of September 30, 2021 and December 31, 2020, respectively. The fair market value of available for sale marketable securities was $0 and $1,424 as of September 30, 2021 and December 31, 2020, respectively, based on 178,000 shares of common stock held in one entity with an average per share market price of approximately $0.00 and $0.01 respectively.

Net recognized gains (losses) on equity investments were as follows:

	Nine Months Ended
	September 30,
	2021	2020
Net realized gains (losses) on investment sold	$-	$(2,543)
Net unrealized gains (losses) on investments still held	(1,424)	(17,716)

Total	$(1,424)	$(20,259)

The reconciliation of the investment in marketable securities is as follows for the nine months ended September 30, 2021 and 2020:

	September 30,	September 30,
	2021	2020
Balance - December 31	$1,424	$44,766
Additions	-	-
Proceeds on sales of securities	-	(17,009)
Recognized gain (loss)	(1,424)	(20,259)
Balance - September 30	$-	$7,498

NOTE 3 — INVESTMENT IN AVAILABLE FOR SALE MARKETABLE SECURITIES

The Company’s investments in marketable equity securities are being held for an indefinite period and thus have been classified as available for sale. Cost basis of securities held as of December 31, 2020 and 2019 was $42,720 and $708,541, respectively, and accumulated unrealized losses were $41,296 and $663,775 as of December 31, 2020 and 2019, respectively. The fair market value of available for sale marketable securities was $1,424 as of December 31, 2020, based on 178,000 shares of common stock held in one entity with a per share market price of approximately $0.008.

Net recognized gains (losses) on equity investments were as follows:

	Years Ended
	December 31,
	2020	2019
Net realized gains (losses) on investment sold or assigned	$(2,543)	$(49,757)
Net unrealized gains (losses) on investments still held	(19,873)	(110,692)

Total	$(22,416)	$(160,449)

The reconciliation of the investment in marketable securities is as follows for the years ended December 31, 2020 and 2019:

	December 31,	December 31,
	2020	2019
Balance – January1	$44,766	$33,917
Additions	-	240,000
Proceeds on sales of securities	(17,009)	(68,702)
Assignment of securities as compensation	(3,917)	-
Recognized losses	(22,416)	(160,449)
Balance – December 31	$1,424	$44,766